Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash and balances at central banks	£ 155,902	£ 125,940	£ 136,359
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Total assets	1,059,731	876,672	£ 877,700
Off-balance sheet
Total	1,270,491	1,098,437
Credit risk [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	64,544	57,258
Financial assets at fair value through the income statement	168,019	122,922
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,901	45,405
Other assets	614	614
Total assets	984,537	804,633
Off-balance sheet
Contingent liabilities	20,932	23,777
Loan commitments	265,022	270,027
Total off-balance sheet	285,954	293,804
United Kingdom [member]
Off-balance sheet
Total	317,736	279,129
United Kingdom [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	31,235	29,791
Cash collateral and settlement balances	30,261	23,775
Loans and advances at amortised cost	61,754	62,568
Reverse repurchase agreements and other similar secured lending	10	12
Trading portfolio assets	9,787	11,538
Financial assets at fair value through the income statement	31,745	26,363
Derivative financial instruments	93,685	70,256
Financial assets at fair value through other comprehensive income	6,921	8,383
Other assets	392	407
Total assets	265,790	233,093
Off-balance sheet
Contingent liabilities	5,200	6,789
Loan commitments	46,746	39,247
Total off-balance sheet	51,946	46,036
Americas [member]
Off-balance sheet
Total	519,624	479,073
Americas [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	36,063	28,273
Cash collateral and settlement balances	27,255	23,593
Loans and advances at amortised cost	40,403	45,863
Reverse repurchase agreements and other similar secured lending	152	15
Trading portfolio assets	31,003	27,249
Financial assets at fair value through the income statement	88,302	70,832
Derivative financial instruments	90,796	63,337
Financial assets at fair value through other comprehensive income	19,451	16,092
Other assets	185	124
Total assets	333,610	275,378
Off-balance sheet
Contingent liabilities	10,121	10,838
Loan commitments	175,893	192,857
Total off-balance sheet	186,014	203,695
Europe [member]
Off-balance sheet
Total	330,684	265,177
Europe [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	69,962	52,003
Cash collateral and settlement balances	30,105	25,955
Loans and advances at amortised cost	23,931	24,450
Reverse repurchase agreements and other similar secured lending	323	401
Trading portfolio assets	16,861	12,922
Financial assets at fair value through the income statement	25,706	11,272
Derivative financial instruments	101,099	83,165
Financial assets at fair value through other comprehensive income	22,138	17,884
Other assets	37	81
Total assets	290,162	228,133
Off-balance sheet
Contingent liabilities	3,809	3,862
Loan commitments	36,713	33,182
Total off-balance sheet	40,522	37,044
Asia [member]
Off-balance sheet
Total	84,469	62,953
Asia [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	17,987	15,128
Cash collateral and settlement balances	9,487	5,326
Loans and advances at amortised cost	4,859	5,881
Reverse repurchase agreements and other similar secured lending	8,285	470
Trading portfolio assets	5,947	4,786
Financial assets at fair value through the income statement	14,742	12,534
Derivative financial instruments	14,532	11,189
Financial assets at fair value through other comprehensive income	3,276	2,945
Other assets	0	2
Total assets	79,115	58,261
Off-balance sheet
Contingent liabilities	1,222	1,562
Loan commitments	4,132	3,130
Total off-balance sheet	5,354	4,692
Africa and middle east [member]
Off-balance sheet
Total	17,978	12,105
Africa and middle east [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	655	745
Cash collateral and settlement balances	508	837
Loans and advances at amortised cost	3,320	2,874
Reverse repurchase agreements and other similar secured lending	211	833
Trading portfolio assets	946	763
Financial assets at fair value through the income statement	7,524	1,921
Derivative financial instruments	2,581	1,694
Financial assets at fair value through other comprehensive income	115	101
Other assets	0	0
Total assets	15,860	9,768
Off-balance sheet
Contingent liabilities	580	726
Loan commitments	1,538	1,611
Total off-balance sheet	£ 2,118	£ 2,337